Supplement to the Service Class Prospectus
                for the Lincoln Variable Insurance Products Trust
               Dated April 30, 2007 as Supplemented June 15, 2007

                           LVIP Templeton Growth Fund

On page TG-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.75%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.11%
     Total Annual Fund Operating Expenses                     1.11%
     Less Fee Waiver and Expense Reimbursement2              (0.05%)
     Less 12b-1 Fee Waiver3                                  (0.04%)
     Net Expenses                                             1.02%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.06% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund. 3 Lincoln Financial Distributors, Inc. (LFD) has contractually agreed to waive 0.04% of the 0.25% 12b-1 fee payable to LFD under the Distribution Services Agreement between the fund and LFD, in connection with the Service Class shares of the fund. The Agreement will continue through April 30, 2008 and will terminate on that date unless the parties agree otherwise.

The results of the expense example are deleted and replaced with the following:
1 year = $104, 3 years = $344, 5 years = $603, and 10 years = $1,344.

                     LVIP Marsico International Growth Fund

On Page MIG-1, the second sentence in the fourth paragraph, which provides that the fund normally maintains a core position of between 35 and 50 stocks is deleted.

On page MIG-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.97%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.16%
     Total Annual Fund Operating Expenses                     1.38%
     Less Fee Waiver and Expense Reimbursement2              (0.09%)
     Net Expenses                                             1.29%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The results of the expense example are deleted and replaced with the following:
1 year = $131, 3 years = $428, 5 years = $747, and 10 years = $1,650.

On page GPD-2, the "Sub-Adviser" sub-section of the "Management of the Funds" chart is deleted and replaced with the following:

     Sub-Adviser: Marsico Capital Management, LLC ("Marsico"), 1200 17th Street Suite 1600, Denver, Colorado 80202, is a registered investment adviser and a Delaware limited liability company. Marsico provides investment management services to other mutual funds and private accounts and, as of June 30, 2007, had approximately $93.6 billion in assets under management. Marsico was formed in 1997, and became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. On June 14, 2007, Thomas F. Marsico, founder and chief executive officer of Marsico, signed a definitive agreement to re-acquire Marsico from Bank of America. This transaction is expected to close during the fourth quarter of 2007.

                            LVIP Capital Growth Fund

On page CG-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.73%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.09%
     Total Annual Fund Operating Expenses                     1.07%
     Less Fee Waiver and Expense Reimbursement2              (0.04%)
     Net Expenses                                             1.03%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.03% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The results of the expense example are deleted and replaced with the following:
1 year = $105, 3 years = $336, 5 years = $586, and 10 years = $1,302.

                               LVIP MFS Value Fund

On page MV-2, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.74%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.10%
     Total Annual Fund Operating Expenses                     1.09%
     Less Fee Waiver and Expense Reimbursement2              (0.04%)
     Net Expenses                                             1.05%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The results of the expense example are deleted and replaced with the following:
1 year = $107, 3 years = $343, 5 years = $597, and 10 years = $1,325.

                            LVIP Mid-Cap Growth Fund

On page MCG-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.90%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.23%
     Total Annual Fund Operating Expenses                     1.38%
     Less Fee Waiver and Expense Reimbursement23             (0.11%)
     Net Expenses                                             1.27%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one year terms unless the advisor provides written notice of termination to the Fund.
3 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.27% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The results of the expense example are deleted and replaced with the following:
1 year = $129, 3 years = $426, 5 years = $745, and 10 years = $1,648.

                             LVIP Mid-Cap Value Fund

On page MCV-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.99%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.14%
     Total Annual Fund Operating Expenses                     1.38%
     Less Fee Waiver and Expense Reimbursement2              (0.09%)
     Net Expenses                                             1.29%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The results of the expense example are deleted and replaced with the following:
1 year = $131, 3 years = $428, 5 years = $747, and 10 years = $1,650.

                      LVIP T. Rowe Price Growth Stock Fund

On page TRPGS-3, the Annual Fund Operating Expenses table within the Fees and Expenses section is deleted, and replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
     Management Fee                                           0.78%
     Distribution and/or Service (12b-1) fees                 0.25%
     Other Expenses1                                          0.12%
     Total Annual Fund Operating Expenses                     1.15%
     Less Fee Waiver and Expense Reimbursement2              (0.04%)
     Net Expenses                                             1.11%

1 Other expenses are based on estimated amounts for the current fiscal year.
2 The advisor has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.11% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

The results of the expense example are deleted and replaced with the following:
1 year = $113, 3 years = $361, 5 years = $629, and 10 years = $1,394.

                          LVIP Value Opportunities Fund

Effective October 15, 2007, the "Sub-Adviser" and "Portfolio Manager" sub-sections of the "Management of the Funds" chart on page GPD-5 are deleted and replaced with the following:

     Sub-Adviser: Columbia Management Advisors, LLC ("Columbia Management"), 100 Federal Street, Boston, Massachusetts 02110, is a registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation. Columbia Management acts as investment adviser for individuals, corporations, private investment companies and financial institutions. As of June 30, 2007, Columbia Management had assets under management totaling approximately $356 billion.

     Portfolio Manager: Christian Stadlinger is the lead portfolio manager and is responsible for the day-to-day management of the fund. Prior to joining Banc of America Capital Management, (a predecessor firm) in 2002, Dr. Stadlinger worked as a team leader and senior portfolio manager on the domestic emerging value investment team at BlackRock Inc., where he managed small-cap and mid-cap value assets for corporate, institutional and high-net-worth clients. Dr. Stadlinger earned his master's degree in economics and computer science from the University of Vienna and his PhD in economics from Northwestern University.

On Page GPD-15, the "Securities Lending" section is deleted and replaced with the following:

     Each fund may, subject to approval by the Board of Trustees, seek to increase its income by lending portfolio securities. Such loans will usually be made to member banks of the Federal Reserve System and member firms (and subsidiaries thereof) of the New York Stock Exchange and would be required to be secured continuously by collateral in cash, U.S. Government securities or an irrevocable letter of credit maintained on a current basis at an amount at least equal to the market value of the securities loaned. A fund would continue to collect the equivalent of the interest or dividends on the securities loaned and would receive either interest (through investment of cash collateral) or a fee (if the collateral is U.S. Government securities or a letter of credit). A fund may terminate a loan at any time, and will recall a security on loan to vote proxies if the fund knows that a vote concerning a material event affecting an investment on loan will occur. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases a fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

This Supplement is dated August 27, 2007.